Schedule of Activity in the Company's RSUs (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2022	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, forfeited	(10,000,000)			(670,000)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance		4,463,253	209,494
Weighted-average grant date fair value per unit, balance		$ 7.93	$ 6.84
Other RSU's issued		2,298,075	450,161
Weighted average grant date fair value per unit Other RSU's issued		$ 1.48	$ 2.35
Number of units, forfeited		(13,093)	(34,915)
Weighted average grant date fair value per unit Forfeited		$ 6.84	$ 6.84
Number of units, vested		(520,000)	(161,486)
Weighted average grant date fair value per unit Vested		$ 0.80	$ 6.84
Number of units, outstanding balance		6,228,235	4,463,253	209,494
Weighted-average grant date fair value per unit, balance		$ 6.15	$ 7.93	$ 6.84
Number of units, Performance based RSU			3,999,999
Weighted average grant date fair value per unit performance based RSUs			$ 8.57